UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Brian C. Janssen

New World Fund, Inc.

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New World Fund® Semi-annual report for the six months ended April 30, 2023

Capturing the
growth potential
of developing
economies

New World Fund seeks to provide you with long-term capital appreciation.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For over 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–7.01%	3.99%	5.39%
Class A shares (reflecting 5.75% maximum sales charge)	–12.62	2.47	4.46

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.68% for Class F-2 shares and 0.98% for Class A shares as of the prospectus dated January 1, 2023.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for New World Fund for the periods ended April 30, 2023, are shown in the table below, as well as the results of the fund’s primary benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/NFFFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

16	Financial statements

20	Notes to financial statements

33	Financial highlights

Results at a glance

For periods ended April 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 6/17/99)

New World Fund (Class F-2 shares)[1]	15.94%	3.12%	4.39%	5.27%	7.65%
New World Fund (Class A shares)	15.75	2.80	4.08	4.96	7.37
MSCI All Country World Index (ACWI)[2]	12.68	2.06	7.03	7.91	5.31

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	The MSCI All Country World Index (ACWI) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: MSCI. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

New World Fund	1

Investment portfolio April 30, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	22.51%
Eurozone*	14.14
India	12.03
China	11.44
Brazil	5.94
Denmark	3.21
Hong Kong	2.51
United Kingdom	2.39
Japan	2.24
Other countries	17.34
Short-term securities & other assets less liabilities	6.25
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands and Spain.

Common stocks 89.86%	Shares	Value (000)
Financials 14.83%
Kotak Mahindra Bank, Ltd.	36,886,178	$877,746
AIA Group, Ltd.	55,836,600	609,243
HDFC Bank, Ltd.	25,050,298	518,343
Ping An Insurance (Group) Company of China, Ltd., Class H	62,344,346	454,332
B3 SA - Brasil, Bolsa, Balcao	162,899,955	381,465
Capitec Bank Holdings, Ltd.[1]	3,204,252	279,259
ICICI Bank, Ltd.	13,811,051	155,359
ICICI Bank, Ltd. (ADR)	4,339,430	98,722
Bank Central Asia Tbk PT	397,861,300	245,913
Mastercard, Inc., Class A	643,536	244,563
AU Small Finance Bank, Ltd.	28,669,552	233,202
Nu Holdings, Ltd., Class A2	35,714,079	184,285
Bank Mandiri (Persero) Tbk PT	498,388,000	176,093
Visa, Inc., Class A	705,671	164,231
Industrial and Commercial Bank of China, Ltd., Class H	304,220,000	163,961
XP, Inc., Class A2	9,720,300	138,903
Bajaj Finance, Ltd.	1,607,000	123,760
Discovery, Ltd.[2]	15,407,505	121,018
Eurobank Ergasias Services and Holdings SA2	80,126,600	113,490
Bank Rakyat Indonesia (Persero) Tbk PT	294,858,900	102,679
China Merchants Bank Co., Ltd., Class H	21,089,000	101,448
Bank of the Philippine Islands	50,643,080	98,726
Edenred SA	1,490,498	96,935
UniCredit SpA	4,823,595	95,458
PagSeguro Digital, Ltd., Class A2	9,492,500	93,406
Bank of Baroda	40,321,102	93,024
Erste Group Bank AG	2,465,897	89,939
Bank of Ningbo Co., Ltd., Class A2	22,434,038	88,788
United Overseas Bank, Ltd.	4,100,000	87,128
Shriram Finance, Ltd.	5,072,000	82,829
Banco Bilbao Vizcaya Argentaria, SA	10,138,866	74,586
Network International Holdings PLC[2]	15,086,103	73,471
China Pacific Insurance (Group) Co., Ltd., Class H	22,818,400	68,266
Canara Bank	16,580,176	64,627
Axis Bank, Ltd.[2]	5,850,891	61,730
Türkiye Garanti Bankasi AS	42,331,378	59,511
East Money Information Co., Ltd., Class A	22,016,432	51,387
Grupo Financiero Banorte, SAB de CV, Series O	5,791,563	50,083
Alpha Services and Holdings SA2	37,673,000	47,422
Aon PLC, Class A	144,200	46,891
DBS Group Holdings, Ltd.	1,839,256	45,617
Bajaj Finserv, Ltd.	2,660,000	44,118
Ngern Tid Lor PCL, foreign registered shares	65,418,750	40,794

2	New World Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Hong Kong Exchanges and Clearing, Ltd.	931,400	$38,859
Postal Savings Bank of China Co., Ltd., Class H1	58,948,000	38,450
Moody’s Corp.	118,550	37,120
National Bank of Greece SA2	7,038,771	36,848
Max Financial Services, Ltd.[2]	4,346,000	34,088
Euronet Worldwide, Inc.[2]	297,000	32,890
Piramal Enterprises, Ltd.	3,462,934	31,245
S&P Global, Inc.	79,038	28,658
Prudential PLC	1,741,000	26,672
Société Générale	870,846	21,192
China Construction Bank Corp., Class H	30,590,500	20,523
Haci Ömer Sabanci Holding AS	7,192,000	14,110
Lufax Holding, Ltd. (ADR)	7,755,016	13,184
TISCO Financial Group PCL, foreign registered shares	4,969,000	13,141
StoneCo, Ltd., Class A2	957,552	11,797
Standard Bank Group, Ltd.	1,245,837	11,683
PB Fintech, Ltd.[2]	1,406,817	10,339
Moscow Exchange MICEX-RTS PJSC[3]	5,963,587	—	[4]
Sberbank of Russia PJSC[3]	38,486,552	—	[4]
		7,463,550

Health care 12.50%
Novo Nordisk AS, Class B	7,071,662	1,179,681
Eli Lilly and Company	1,385,757	548,566
Thermo Fisher Scientific, Inc.	919,959	510,485
AstraZeneca PLC	3,125,376	459,892
Max Healthcare Institute, Ltd.[2,5]	70,383,770	395,538
Jiangsu Hengrui Medicine Co., Ltd., Class A	38,114,622	268,026
Abbott Laboratories	2,279,002	251,761
BeiGene, Ltd. (ADR)[2]	822,668	209,747
BeiGene, Ltd.[2]	693,600	13,510
EssilorLuxottica	1,063,625	210,254
Danaher Corp.	826,920	195,906
PerkinElmer, Inc.	1,410,254	184,024
Rede D’Or Sao Luiz SA	30,615,738	140,379
Bayer AG	1,987,100	130,868
WuXi Biologics (Cayman), Inc.[2]	20,980,815	125,504
Hypera SA, ordinary nominative shares	16,646,484	124,320
Laurus Labs, Ltd.[5]	28,993,924	109,108
Innovent Biologics, Inc.[2]	21,704,791	103,887
Olympus Corp.	5,809,700	101,629
GE HealthCare Technologies, Inc.	1,223,178	99,493
Carl Zeiss Meditec AG, non-registered shares	613,620	82,488
Siemens Healthineers AG	1,290,000	80,231
Zai Lab, Ltd. (ADR)[2]	2,220,043	77,657
Zoetis, Inc., Class A	435,733	76,593
CSL, Ltd.	356,332	70,921
Legend Biotech Corp. (ADR)[2]	944,640	64,906
Straumann Holding AG	419,870	63,145
CanSino Biologics, Inc., Class H1	10,577,452	50,190
Pfizer, Inc.	1,271,117	49,434
WuXi AppTec Co., Ltd., Class H	4,060,683	35,761
Angelalign Technology, Inc.[1]	2,750,800	34,516
Mettler-Toledo International, Inc.[2]	21,300	31,769
Align Technology, Inc.[2]	95,700	31,131
Medtronic PLC	299,384	27,229
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	2,979,500	26,011
Asahi Intecc Co., Ltd.	1,330,200	24,081
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A2	501,411	22,660
Shionogi & Co., Ltd.	497,000	22,265
OdontoPrev SA, ordinary nominative shares	10,852,980	21,759
Merck KGaA	82,000	14,695
Genus PLC	408,100	13,783
Alcon, Inc.	50,190	3,652
Shandong Pharmaceutical Glass Co., Ltd., Class A	862,513	3,065
		6,290,520

New World Fund	3

Common stocks (continued)	Shares	Value (000)
Information technology 12.46%
Microsoft Corp.	4,492,572	$1,380,388
Taiwan Semiconductor Manufacturing Company, Ltd.	55,974,800	917,959
ASML Holding NV	737,179	469,374
Micron Technology, Inc.	7,072,369	455,178
Broadcom, Inc.	627,931	393,399
Apple, Inc.	1,574,847	267,220
Wolfspeed, Inc.[2]	4,987,304	232,159
Tata Consultancy Services, Ltd.	4,098,962	161,849
Keyence Corp.	345,700	156,018
SAP SE	1,000,973	135,592
NVIDIA Corp.	473,691	131,445
Synopsys, Inc.[2]	332,500	123,464
ASM International NV	277,139	100,958
EPAM Systems, Inc.[2]	350,247	98,924
Cognizant Technology Solutions Corp., Class A	1,648,700	98,444
Capgemini SE	537,644	98,136
Samsung Electronics Co., Ltd.	1,990,696	98,078
Infosys, Ltd. (ADR)	5,096,840	79,205
Infosys, Ltd.	1,035,589	16,080
Silergy Corp.	5,853,000	93,210
Accenture PLC, Class A	298,497	83,666
NICE, Ltd. (ADR)[1,2]	357,871	73,009
Tokyo Electron, Ltd.	609,300	69,583
Xiamen Faratronic Co., Ltd., Class A2	3,394,230	65,335
Nokia Corp.	14,580,398	61,649
Kingdee International Software Group Co., Ltd.[2]	35,252,067	54,485
SK hynix, Inc.	611,594	41,193
MediaTek, Inc.	1,701,130	36,970
Applied Materials, Inc.	317,700	35,910
Hundsun Technologies, Inc., Class A	4,159,113	29,762
Trimble, Inc.[2]	616,650	29,044
Hamamatsu Photonics KK	499,900	26,500
Coforge, Ltd.	502,623	25,806
Logitech International SA	394,100	23,278
KLA Corp.	52,902	20,449
Globant SA2	117,317	18,404
Lasertec Corp.	132,500	18,302
Atlassian Corp., Class A2	112,953	16,679
Disco Corp.	94,200	10,730
MKS Instruments, Inc.	122,884	10,306
Canva, Inc.[2,3,6]	10,572	10,267
Intel Corp.	46,214	1,435
		6,269,842

Industrials 12.02%
Airbus SE, non-registered shares	5,537,225	777,305
General Electric Co.	3,437,859	340,245
Safran SA	2,079,422	323,548
DSV A/S	1,675,432	315,117
Larsen & Toubro, Ltd.	10,851,316	314,010
IMCD NV	1,928,521	290,372
Copa Holdings, SA, Class A1	2,569,500	232,077
Rumo SA	55,094,925	217,605
Carrier Global Corp.	5,192,219	217,139
International Container Terminal Services, Inc.	54,681,000	214,253
Shenzhen Inovance Technology Co., Ltd., Class A	21,271,704	190,002
Grab Holdings, Ltd., Class A2	58,918,735	171,454
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	6,587,180	117,199
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	158,266	28,103
Daikin Industries, Ltd.	785,600	142,927
ZTO Express (Cayman), Inc., Class A (ADR)	5,023,782	139,058
Caterpillar, Inc.	576,500	126,138
InPost SA2	11,449,180	122,857
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	35,820,915	121,069
BAE Systems PLC	8,177,976	104,266
TransDigm Group, Inc.	132,060	101,026
CCR SA, ordinary nominative shares	35,448,218	96,442
Contemporary Amperex Technology Co., Ltd., Class A	2,860,187	95,922

4	New World Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Wizz Air Holdings PLC[2]	2,499,388	$95,063
Thales SA	588,000	89,707
TELUS International (Cda), Inc., subordinate voting shares[2]	4,396,903	87,322
Techtronic Industries Co., Ltd.	7,129,500	77,392
Boeing Company[2]	371,543	76,828
Interpump Group SpA	1,266,723	70,510
Siemens AG	416,381	68,312
Mitsui & Co., Ltd.	1,985,200	62,155
Raytheon Technologies Corp.	582,000	58,142
Suzhou Maxwell Technologies Co., Ltd., Class A2	1,330,946	52,852
SMC Corp.	100,200	50,174
Bharat Electronics, Ltd.	39,580,870	50,124
Centre Testing International Group Co., Ltd.	14,248,320	39,614
Centre Testing International Group Co., Ltd.[2]	3,392,600	9,432
Spirax-Sarco Engineering PLC	321,000	44,853
Bureau Veritas SA	1,469,400	42,356
Legrand SA	432,352	40,905
Epiroc AB, Class B	2,302,349	39,578
ABB, Ltd.	1,059,474	38,241
Hitachi, Ltd.	489,200	27,144
Teleperformance SE	101,000	20,123
Haitian International Holdings, Ltd.	7,296,000	18,944
GT Capital Holdings, Inc.	1,919,580	16,608
Koc Holding A.S.	3,681,000	14,299
Nidec Corp.	265,400	13,151
Wuxi Lead Intelligent Equipment Co., Ltd., Class A2	2,265,112	12,558
Schneider Electric SE	67,017	11,708
Experian PLC	331,200	11,703
Hefei Meyer Optoelectronic Technology, Inc., Class A	1,851,188	7,275
Vicor Corp.[2]	125,014	5,372
		6,050,579

Consumer discretionary 10.95%
LVMH Moët Hennessy-Louis Vuitton SE	899,242	864,113
MercadoLibre, Inc.[2]	472,169	603,191
Midea Group Co., Ltd., Class A	44,796,948	368,005
Midea Group Co., Ltd., Class A2	4,785,719	39,314
Hermès International	158,534	344,009
Evolution AB	2,428,651	324,120
Galaxy Entertainment Group, Ltd.[2]	38,624,000	274,588
Li Ning Co., Ltd.	31,576,717	225,989
Astra International Tbk PT	361,519,500	166,731
adidas AG	917,684	161,360
Jumbo SA	5,700,197	131,484
Alibaba Group Holding, Ltd. (ADR)[2]	877,191	74,289
Alibaba Group Holding, Ltd.[2]	5,159,500	54,120
YUM! Brands, Inc.	880,990	123,850
General Motors Company	3,638,500	120,216
Kering SA	179,382	114,810
Tesla, Inc.[2]	684,411	112,456
Zhongsheng Group Holdings, Ltd.	25,212,750	107,677
H World Group, Ltd. (ADR)[2]	2,229,086	104,544
H World Group, Ltd.[2]	607,571	2,830
NIKE, Inc., Class B	824,425	104,471
Titan Co., Ltd.	2,894,236	93,675
Marriott International, Inc., Class A	511,574	86,630
Amadeus IT Group SA, Class A, non-registered shares[2]	1,118,475	78,690
Trip.com Group, Ltd. (ADR)[2]	1,972,592	70,047
Industria de Diseño Textil, SA	2,021,248	69,522
IDP Education, Ltd.	3,627,000	67,694
Airbnb, Inc., Class A2	504,521	60,376
Naspers, Ltd., Class N	316,500	56,531
JD.com, Inc., Class A	2,689,445	47,774
Stellantis NV	2,720,610	44,994
Melco Resorts & Entertainment, Ltd. (ADR)[2]	3,100,700	42,293
InterContinental Hotels Group PLC	556,670	38,252
Maruti Suzuki India, Ltd.	363,485	38,215
Aptiv PLC[2]	349,840	35,984

New World Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Shangri-La Asia, Ltd.[2]	32,362,000	$29,906
Magazine Luiza SA2	42,655,675	28,564
Prosus NV, Class N	378,812	28,369
Inchcape PLC	2,371,807	24,162
Flutter Entertainment PLC[2]	98,000	19,619
Sands China, Ltd.[2]	5,425,600	19,368
Levi Strauss & Co., Class A	1,320,397	19,093
Booking Holdings, Inc.[2]	6,660	17,891
Renault SA	462,500	17,181
Cie. Financière Richemont SA, Class A	102,000	16,855
Eicher Motors, Ltd.	411,542	16,615
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,060,692	11,719
Cyrela Brazil Realty SA, ordinary nominative shares	1,554,724	4,816
Americanas SA, ordinary nominative shares[2]	11,909,434	2,483
Meituan, Class B2	134,290	2,292
		5,511,777

Materials 7.95%
Vale SA, ordinary nominative shares	25,061,956	363,785
Vale SA (ADR), ordinary nominative shares	24,806,863	357,467
First Quantum Minerals, Ltd.	21,058,530	511,678
Freeport-McMoRan, Inc.	9,470,290	359,019
Linde PLC	693,040	256,044
Asian Paints, Ltd.	6,910,934	245,726
Sika AG	798,164	219,481
Gerdau SA (ADR)	35,628,163	177,784
Albemarle Corp.	870,919	161,521
Pidilite Industries, Ltd.	5,378,500	159,410
Barrick Gold Corp.	7,302,776	139,045
Shin-Etsu Chemical Co., Ltd.	4,215,000	120,640
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[2]	19,153,308	114,920
LANXESS AG	2,401,472	97,526
Wacker Chemie AG	493,000	76,109
Givaudan SA	20,171	70,559
Jindal Steel & Power, Ltd.	8,688,147	62,133
Arkema SA	451,254	44,759
Sociedad Química y Minera de Chile SA, Class B (ADR)[1]	625,985	42,241
Fresnillo PLC	4,457,100	39,863
Loma Negra Compania Industrial Argentina SA (ADR)[5]	6,442,242	39,426
Shandong Sinocera Functional Material Co., Ltd., Class A2	8,522,150	36,273
Corteva, Inc.	523,267	31,982
Wheaton Precious Metals Corp.	604,096	29,830
Nutrien, Ltd. (CAD denominated)	404,958	28,093
Amcor PLC (CDI)	2,457,564	26,793
Grupo México, SAB de CV, Series B	5,433,940	26,720
BASF SE	484,674	25,025
Guangzhou Tinci Materials Technology Co., Ltd., Class A2	4,044,923	24,962
Glencore PLC	3,763,000	22,204
Umicore SA	545,345	17,932
CCL Industries, Inc., Class B, nonvoting shares	380,000	17,869
DSM-Firmenich AG2	126,000	16,489
OCI NV	564,000	14,862
Yunnan Energy New Material Co., Ltd., Class A	782,272	11,818
Navin Fluorine International, Ltd.	118,000	7,008
Polymetal International PLC[2]	1,096,500	3,861
Alrosa PJSC[2,3]	15,128,747	—	[4]
		4,000,857

Consumer staples 6.58%
Kweichow Moutai Co., Ltd., Class A	1,802,283	459,893
ITC, Ltd.	60,617,650	315,647
Varun Beverages, Ltd.	10,316,394	182,512
Bunge, Ltd.	1,942,000	181,771
Anheuser-Busch InBev SA/NV1	2,682,864	174,678
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates[1]	73,749,142	167,273
Nestlé SA	1,243,496	159,430
Ajinomoto Co., Inc.	3,745,243	134,470
Philip Morris International, Inc.	1,317,068	131,667

6	New World Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Arca Continental, SAB de CV	13,802,000	$131,345
Constellation Brands, Inc., Class A	571,000	131,027
Monster Beverage Corp.[2]	2,216,664	124,133
Carlsberg A/S, Class B	717,838	118,570
Pernod Ricard SA	441,200	101,917
Raia Drogasil SA, ordinary nominative shares	17,689,300	93,202
DINO POLSKA SA, non-registered shares[2]	684,000	69,711
Avenue Supermarts, Ltd.[2]	1,436,238	61,820
Japan Tobacco, Inc.	2,760,900	59,404
British American Tobacco PLC	1,454,077	53,718
Uni-Charm Corp.	1,294,000	52,178
Dabur India, Ltd.	7,943,195	51,743
L’Oréal SA, non-registered shares	93,065	44,417
Essity Aktiebolag, Class B	1,373,911	41,627
Mondelez International, Inc.	507,943	38,969
Danone SA	511,049	33,817
Foshan Haitian Flavouring and Food Co., Ltd., Class A2	2,810,435	28,718
Kao Corp.	658,500	26,649
Proya Cosmetics Co., Ltd., Class A2	1,055,252	25,593
JD Health International, Inc.[2]	3,522,350	25,361
Reckitt Benckiser Group PLC	285,400	23,082
United Spirits, Ltd.[2]	2,241,000	21,318
Wuliangye Yibin Co., Ltd., Class A	787,086	19,278
BIM Birlesik Magazalar AS, non-registered shares	2,293,200	18,401
JBS SA	2,584,600	9,276
X5 Retail Group NV (GDR)[2,3]	1,246,331	—	[4]
		3,312,615

Communication services 6.05%
Sea, Ltd., Class A (ADR)[2]	6,655,221	506,928
Alphabet, Inc., Class C2	2,482,594	268,666
Alphabet, Inc., Class A2	1,241,770	133,292
Bharti Airtel, Ltd.	28,831,008	282,280
Bharti Airtel, Ltd., interim shares	1,085,032	5,460
Tencent Holdings, Ltd.	6,282,000	277,898
MTN Group, Ltd.[1]	38,093,517	267,513
Meta Platforms, Inc., Class A2	878,430	211,104
América Móvil, SAB de CV, Class B (ADR)	8,662,061	186,148
Netflix, Inc.[2]	469,019	154,744
NetEase, Inc.	6,340,600	112,920
NetEase, Inc. (ADR)	402,647	35,888
Telefónica, SA, non-registered shares	30,129,668	137,155
Vodafone Group PLC	67,462,979	81,101
TIM SA	27,650,175	77,610
Activision Blizzard, Inc.[2]	721,375	56,058
Singapore Telecommunications, Ltd.	29,005,100	55,617
Indus Towers, Ltd.	25,251,822	47,927
Informa PLC	4,482,741	40,731
JCDecaux SE2	1,369,700	30,307
Telefônica Brasil SA, ordinary nominative shares	3,304,768	27,245
Telkom Indonesia (Persero) Tbk PT, Class B	89,728,400	25,932
Saudi Telecom Co., non-registered shares	1,832,737	22,044
Yandex NV, Class A2,3	5,400,082	—	[4]
		3,044,568

Energy 3.84%
Reliance Industries, Ltd.	19,321,068	573,171
TotalEnergies SE	6,396,191	407,749
Baker Hughes Co., Class A	5,638,012	164,856
Exxon Mobil Corp.	988,600	116,991
Woodside Energy Group, Ltd.	4,321,209	98,013
Hess Corp.	630,000	91,388
New Fortress Energy, Inc., Class A1	2,994,095	90,691
BP PLC	12,633,403	84,964
Cheniere Energy, Inc.	501,000	76,653
Chevron Corp.	369,795	62,340
Shell PLC (GBP denominated)	1,324,432	40,746
TechnipFMC PLC[2]	2,601,800	35,619

New World Fund	7

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Saudi Arabian Oil Co.	3,147,099	$30,238
Borr Drilling, Ltd.[2]	1,837,626	12,771
Borr Drilling, Ltd. (NOK denominated)[2]	1,809,804	12,524
Aker BP ASA	804,104	19,227
INPEX Corp.	711,500	7,848
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,754	3,661
Gazprom PJSC[3]	13,623,686	—	[4]
Rosneft Oil Co. PJSC[3]	8,335,580	—	[4]
		1,929,450

Real estate 1.37%
Macrotech Developers, Ltd.[2]	19,372,668	220,455
American Tower Corp. REIT	464,425	94,924
CK Asset Holdings, Ltd.	15,623,500	92,380
Aliansce Sonae Shopping Centers SA, ordinary nominative shares	19,796,458	73,982
ESR Group, Ltd.	40,373,574	63,153
Longfor Group Holdings, Ltd.	18,304,000	50,066
China Resources Mixc Lifestyle Services, Ltd.	8,157,200	43,191
CTP NV1	2,083,600	27,383
KE Holdings, Inc., Class A (ADR)[2]	833,333	13,075
Sun Hung Kai Properties, Ltd.	362,000	5,043
Country Garden Services Holdings Co., Ltd.[1]	2,662,000	4,181
Ayala Land, Inc.	2,927,300	1,411
		689,244

Utilities 1.31%
ENN Energy Holdings, Ltd.	24,833,300	340,046
AES Corp.	6,271,000	148,372
Power Grid Corporation of India, Ltd.	20,979,890	61,039
Enel SpA	6,747,557	46,104
China Resources Gas Group, Ltd.	12,553,600	39,710
Engie SA	1,487,329	23,816
China Gas Holdings, Ltd.	992,600	1,276
		660,363

Total common stocks (cost: $33,324,356,000)		45,223,365

Preferred securities 0.64%
Consumer discretionary 0.26%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	657,527	82,215
Getir BV, Series D, preferred shares[2,3,6]	103,205	49,632
		131,847

Financials 0.22%
Banco Bradesco SA, preferred nominative shares	25,758,734	71,526
Itaú Unibanco Holding SA, preferred nominative shares	4,994,844	25,957
Itaú Unibanco Holding SA (ADR), preferred nominative shares	2,197,100	11,315
		108,798

Real estate 0.14%
QuintoAndar, Ltd., Series E, preferred shares[2,3,6]	433,164	56,666
QuintoAndar, Ltd., Series E-1, preferred shares[2,3,6]	113,966	14,909
		71,575

Health care 0.01%
Grifols, SA, Class B, nonvoting non-registered preferred shares[2]	1,016,677	7,513

Industrials 0.01%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[2]	2,292,541	3,052

8	New World Fund

Preferred securities (continued)	Shares	Value (000)
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[2,3,6]	925	$898
Canva, Inc., Series A-3, noncumulative preferred shares[2,3,6]	38	37
Canva, Inc., Series A-4, noncumulative preferred shares[2,3,6]	3	3
Canva, Inc., Series A-5, noncumulative preferred shares[2,3,6]	2	2
		940

Total preferred securities (cost: $316,938,000)		323,725

Rights & warrants 0.10%
Health care 0.06%
WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[2,7]	2,940,463	28,775

Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[2,7]	1,934,670	15,893
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[2]	329,878	425
		16,318

Materials 0.01%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 10/30/2023[2,7]	485,986	2,069

Total rights & warrants (cost: $51,928,000)		47,162

Bonds, notes & other debt instruments 3.15%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.74%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[7]	USD	22,000	20,309
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]		14,840	12,688
Angola (Republic of) 8.00% 11/26/2029[7]		23,300	19,693
Angola (Republic of) 8.75% 4/14/2032[7]		6,950	5,778
Argentine Republic 1.00% 7/9/2029		3,656	868
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[8]		38,841	9,505
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[8]		32,148	7,192
Argentine Republic 3.875% 1/9/2038 (4.25% on 7/9/2023)[8]		10,333	2,865
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[8]		43,070	10,842
Armenia (Republic of) 7.15% 3/26/2025		6,000	6,098
Brazil (Federative Republic of) 0% 1/1/2024	BRL	116,000	21,388
Brazil (Federative Republic of) 10.00% 1/1/2027		287,000	54,585
Brazil (Federative Republic of) 6.00% 5/15/2027[9]		395,710	82,164
Brazil (Federative Republic of) 10.00% 1/1/2029		48,100	8,862
Brazil (Federative Republic of) 10.00% 1/1/2031		38,500	6,918
Chile (Republic of) 3.10% 5/7/2041	USD	5,400	4,181
Chile (Republic of) 4.34% 3/7/2042		9,265	8,431
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY	520,290	75,623
China (People’s Republic of), Series INBK, 3.72% 4/12/2051		492,410	77,977
Colombia (Republic of) 4.50% 3/15/2029	USD	13,425	11,707
Colombia (Republic of) 3.00% 1/30/2030		511	394
Colombia (Republic of) 3.25% 4/22/2032		11,800	8,556
Colombia (Republic of) 8.00% 4/20/2033		5,105	5,100
Colombia (Republic of) 7.50% 2/2/2034		6,400	6,153
Colombia (Republic of) 7.375% 9/18/2037		10,950	10,221
Colombia (Republic of) 5.625% 2/26/2044		2,209	1,618
Colombia (Republic of) 5.00% 6/15/2045		7,251	4,896
Colombia (Republic of) 5.20% 5/15/2049		3,955	2,675
Colombia (Republic of) 4.125% 5/15/2051		4,360	2,595
Costa Rica (Republic of) 6.125% 2/19/2031		13,593	13,713
Costa Rica (Republic of) 6.125% 2/19/2031[7]		8,425	8,499
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR	1,890	1,584
Dominican Republic 5.95% 1/25/2027	USD	7,820	7,783
Dominican Republic 8.625% 4/20/2027[7]		4,950	5,196
Dominican Republic 6.00% 7/19/2028[7]		4,360	4,320
Dominican Republic 11.375% 7/6/2029	DOP	195,700	3,762
Dominican Republic 4.50% 1/30/2030[7]	USD	2,307	2,048
Dominican Republic 13.625% 2/3/2033	DOP	126,550	2,751
Dominican Republic 6.00% 2/22/2033[7]	USD	3,295	3,085

New World Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 5.30% 1/21/2041[7]	USD	3,901	$3,086
Dominican Republic 7.45% 4/30/2044[7]		8,950	8,698
Dominican Republic 7.45% 4/30/2044		5,700	5,540
Dominican Republic 6.85% 1/27/2045		3,000	2,710
Dominican Republic 6.85% 1/27/2045[7]		2,000	1,807
Dominican Republic 5.875% 1/30/2060[7]		10,273	7,879
Egypt (Arab Republic of) 5.75% 5/29/2024[7]		3,210	2,684
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR	2,060	1,182
Egypt (Arab Republic of) 5.875% 2/16/2031[7]	USD	3,232	1,736
Egypt (Arab Republic of) 7.625% 5/29/2032[7]		10,207	5,757
Egypt (Arab Republic of) 7.625% 5/29/2032		3,342	1,885
Egypt (Arab Republic of) 8.50% 1/31/2047		10,000	5,306
Egypt (Arab Republic of) 8.875% 5/29/2050		4,170	2,232
Egypt (Arab Republic of) 8.75% 9/30/2051		11,608	6,168
Egypt (Arab Republic of) 8.15% 11/20/2059[7]		7,510	3,854
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024		9,400	6,600
Export-Import Bank of India 3.25% 1/15/2030		14,800	13,246
Gabonese Republic 6.95% 6/16/2025		7,800	7,227
Gabonese Republic 7.00% 11/24/2031		7,500	5,570
Georgia (Republic of) 2.75% 4/22/2026[7]		4,995	4,492
Ghana (Republic of) 7.75% 4/7/2029[7,10]		15,000	5,619
Ghana (Republic of) 8.125% 3/26/2032[10]		16,010	6,005
Honduras (Republic of) 6.25% 1/19/2027		14,463	13,023
Honduras (Republic of) 5.625% 6/24/2030		6,669	5,295
Honduras (Republic of) 5.625% 6/24/2030[7]		5,600	4,446
Hungary (Republic of) 6.25% 9/22/2032[7]		6,200	6,443
Indonesia (Republic of) 6.625% 2/17/2037		8,612	9,976
Indonesia (Republic of) 5.25% 1/17/2042		18,644	18,847
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[7]		16,135	15,447
Kazakhstan (Republic of) 5.125% 7/21/2025[7]		9,750	10,079
Kazakhstan (Republic of) 6.50% 7/21/2045[7]		7,865	8,390
Kenya (Republic of) 6.875% 6/24/2024[7]		5,175	4,507
Kenya (Republic of) 8.25% 2/28/2048[7]		29,120	19,565
Mongolia (State of) 8.75% 3/9/2024		2,425	2,443
Mongolia (State of) 3.50% 7/7/2027		728	606
Mongolia (State of) 8.65% 1/19/2028[7]		4,951	5,018
Mongolia (State of) 4.45% 7/7/2031		400	310
Morocco (Kingdom of) 5.95% 3/8/2028[7]		6,935	7,135
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[8]		9,800	6,893
Oman (Sultanate of) 4.875% 2/1/2025[7]		10,674	10,591
Oman (Sultanate of) 5.375% 3/8/2027		10,000	9,993
Oman (Sultanate of) 6.25% 1/25/2031[7]		11,500	11,931
Oman (Sultanate of) 6.75% 1/17/2048		6,750	6,539
Oman (Sultanate of) 7.00% 1/25/2051		10,460	10,414
Panama (Republic of) 3.75% 4/17/2026		9,590	9,155
Panama (Republic of) 4.50% 5/15/2047		15,445	12,433
Panama (Republic of) 4.50% 4/16/2050		4,525	3,549
Panama (Republic of) 4.30% 4/29/2053		6,400	4,828
Panama (Republic of) 6.853% 3/28/2054		9,000	9,416
Panama (Republic of) 4.50% 1/19/2063		2,430	1,798
Paraguay (Republic of) 5.00% 4/15/2026		7,095	7,066
Paraguay (Republic of) 5.00% 4/15/2026[7]		4,475	4,457
Paraguay (Republic of) 4.70% 3/27/2027[7]		8,790	8,649
Paraguay (Republic of) 4.70% 3/27/2027		5,500	5,412
Paraguay (Republic of) 4.95% 4/28/2031		3,415	3,314
Paraguay (Republic of) 2.739% 1/29/2033[7]		1,565	1,269
Peru (Republic of) 3.00% 1/15/2034		5,715	4,796
Peru (Republic of) 6.55% 3/14/2037		10,417	11,636
Peru (Republic of) 5.625% 11/18/2050		1,240	1,287
Peru (Republic of) 3.55% 3/10/2051		4,900	3,718
Peru (Republic of) 2.78% 12/1/2060		10,795	6,651
PETRONAS Capital, Ltd. 3.50% 4/21/2030[7]		3,400	3,211
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]		3,400	3,187
Philippines (Republic of) 1.648% 6/10/2031		10,000	8,196
Philippines (Republic of) 6.375% 10/23/2034		10,400	11,774
Philippines (Republic of) 3.95% 1/20/2040		11,700	10,326
Philippines (Republic of) 3.70% 3/1/2041		7,300	6,211

10	New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 2.95% 5/5/2045	USD	13,400	$9,871
Poland (Republic of) 4.875% 10/4/2033		9,180	9,333
Qatar (State of) 4.50% 4/23/2028[7]		45,000	46,139
Qatar (State of) 3.75% 4/16/2030[7]		6,200	6,143
Romania 2.00% 1/28/2032	EUR	18,275	14,462
Romania 2.00% 4/14/2033		7,080	5,431
Romania 5.125% 6/15/2048[7]	USD	9,300	7,855
Russian Federation 4.25% 6/23/2027[3,10]		9,800	588
Russian Federation 4.375% 3/21/2029[3,7,10]		10,000	600
Russian Federation 4.375% 3/21/2029[3,10]		4,000	240
Russian Federation 5.10% 3/28/2035[3,10]		24,000	1,440
Russian Federation 5.25% 6/23/2047[3,10]		11,200	672
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[7]		9,400	9,586
Senegal (Republic of) 4.75% 3/13/2028	EUR	13,200	12,087
South Africa (Republic of) 5.875% 6/22/2030	USD	28,100	26,393
South Africa (Republic of) 5.875% 4/20/2032		8,700	7,917
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR	397,400	17,261
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[10]	USD	3,380	1,217
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[10]		5,130	1,836
Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/2026[10]		16,820	6,027
Sri Lanka (Democratic Socialist Republic of) 6.75% 4/18/2028[10]		5,360	1,812
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[7,10]		7,500	2,535
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[10]		4,740	1,602
Tunisia (Republic of) 5.625% 2/17/2024	EUR	16,655	12,532
Tunisia (Republic of) 5.75% 1/30/2025	USD	8,645	4,495
Turkey (Republic of) 5.875% 6/26/2031		22,730	19,014
Turkey (Republic of) 6.00% 1/14/2041		16,795	12,676
Turkey (Republic of) 5.75% 5/11/2047		14,945	10,651
Ukraine 8.994% 2/1/2026[10]		5,771	1,035
Ukraine 7.75% 9/1/2029[10]		28,014	4,992
Ukraine 9.75% 11/1/2030[10]		6,200	1,125
Ukraine 7.375% 9/25/2034[10]		29,200	4,818
United Mexican States 4.125% 1/21/2026		4,977	4,928
United Mexican States 4.50% 4/22/2029		13,100	12,952
United Mexican States 4.75% 4/27/2032		10,480	10,215
United Mexican States 4.75% 3/8/2044		13,300	11,624
United Mexican States 3.75% 4/19/2071		10,285	7,021
United Mexican States, Series M, 7.50% 6/3/2027	MXN	292,750	15,412
United Mexican States, Series M, 7.75% 5/29/2031		1,253,000	65,450
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	USD	870	67
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]		15,668	1,136
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]		12,912	904
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[10]		1,162	122
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]		18,851	1,979
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]		4,062	437
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[10]		1,741	174
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[10]		870	91
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[10]		2,321	244
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]		4,346	456
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[10]		1,449	152
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]		1,448	130
			1,378,015

Corporate bonds, notes & loans 0.41%
Energy 0.08%
Oleoducto Central SA 4.00% 7/14/2027[7]		3,450	3,060
Petrobras Global Finance Co. 6.85% 6/5/2115		4,340	3,804
Petróleos Mexicanos 6.875% 10/16/2025		8,000	7,886
Petróleos Mexicanos 6.875% 8/4/2026		8,024	7,597
Petróleos Mexicanos 6.49% 1/23/2027		6,488	5,815
Petróleos Mexicanos 8.75% 6/2/2029		6,550	6,021
PTT Exploration and Production PCL 2.993% 1/15/2030		2,068	1,876
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]		8,300	5,947
			42,006

New World Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities 0.07%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[7]	USD	3,485	$3,026
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]		2,062	1,621
Empresas Publicas de Medellin ESP 4.25% 7/18/2029		445	350
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[7]		3,679	2,748
State Grid Europe Development (2014) PLC 3.125% 4/7/2025		21,200	20,593
State Grid Overseas Investment, Ltd. 3.50% 5/4/2027[7]		6,825	6,656
			34,994

Financials 0.07%
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]		7,517	6,457
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		7,385	6,100
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]		8,300	7,171
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]		9,000	9,495
Power Financial Corp., Ltd. 6.15% 12/6/2028		5,334	5,531
			34,754

Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		5,926	4,925
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		7,800	5,122
Arcos Dorados BV 6.125% 5/27/2029		6,375	6,083
MercadoLibre, Inc. 3.125% 1/14/2031		8,275	6,422
Sands China, Ltd. 4.875% 6/18/2030		2,675	2,436
			24,988

Materials 0.04%
Braskem Idesa SAPI 7.45% 11/15/2029		8,100	6,416
Braskem Idesa SAPI 7.45% 11/15/2029[7]		5,564	4,407
Braskem Idesa SAPI 6.99% 2/20/2032[7]		4,000	2,865
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[7]		7,555	6,946
			20,634

Communication services 0.03%
Axiata SPV5 Labuan, Ltd. 3.064% 8/19/2050		4,446	3,225
PLDT, Inc. 2.50% 1/23/2031		2,590	2,124
Tencent Holdings, Ltd. 3.975% 4/11/2029		6,300	5,980
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]		7,100	4,739
			16,068

Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[7]		4,520	3,937
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[7]		1,393	1,348
Mexico City Airport Trust 4.25% 10/31/2026		11,060	10,650
			15,935

Consumer staples 0.03%
MARB BondCo PLC 3.95% 1/29/2031[7]		7,700	5,663
Marfrig Global Foods SA 3.95% 1/29/2031		4,300	3,162
NBM US Holdings, Inc. 6.625% 8/6/2029[6]		6,150	5,544
			14,369

Health care 0.01%
Rede D’Or Finance SARL 4.95% 1/17/2028		702	640
Rede D’Or Finance SARL 4.50% 1/22/2030		6,323	5,369
			6,009

Total corporate bonds, notes & loans			209,757

Total bonds, notes & other debt instruments (cost: $1,902,097,000)			1,587,772

Short-term securities 6.04%		Shares
Money market investments 5.92%
Capital Group Central Cash Fund 4.92%[5,11]		29,800,529	2,979,755

12	New World Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 4.92%[5,11,12]	304,777	$30,474
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.76%[11,12]	9,600,000	9,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.78%[11,12]	7,126,845	7,127
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.75%[11,12]	3,000,000	3,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.78%[11,12]	3,000,000	3,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.73%[11,12]	1,800,000	1,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.76%[11,12]	1,800,000	1,800
Fidelity Investments Money Market Government Portfolio, Class I 4.73%[11,12]	1,200,000	1,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%[11,12]	1,200,000	1,200
		59,201

Total short-term securities (cost: $3,038,759,000)		3,038,956
Total investment securities 99.79% (cost: $38,634,078,000)		50,220,980
Other assets less liabilities 0.21%		105,183

Net assets 100.00%		$50,326,163

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	2,075	June 2023	USD427,791	$3,900
10 Year Euro-Bund Futures	Short	161	June 2023	(24,049)	(821)
10 Year Ultra U.S. Treasury Note Futures	Short	653	June 2023	(79,309)	(2,753)
30 Year Ultra U.S. Treasury Bond Futures	Long	289	June 2023	40,866	1,794
					$2,120

Forward currency contracts

					Unrealized
					appreciation
Contract amount					(depreciation)
Currency purchased		Currency sold		Settlement	at 4/30/2023
(000)		(000)	Counterparty	date	(000)
USD	15,823	EUR 14,276	Morgan Stanley	5/17/2023	$74
USD	21,518	EUR 19,524	Citibank	5/19/2023	(24)
USD	9,482	BRL 53,000	JPMorgan Chase	1/2/2024	(671)
					$(621)

Investments in affiliates5

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)
Common stocks 1.08%
Health care 1.00%
Max Healthcare Institute, Ltd.[2]	$372,684	$14,546	$—	$—	$8,308	$395,538	$—
Laurus Labs, Ltd.	152,173	5,793	—	—	(48,858)	109,108	268
						504,646

New World Fund	13

Investments in affiliates5 (continued)

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)
Materials 0.08%
Loma Negra Compania Industrial Argentina SA (ADR)	$50,584	$—	$7,395	$(6,335)	$2,572	$39,426	$1,255
Real estate 0.00%
BR Malls Participacoes SA, ordinary nominative shares[13]	97,602	—	78,712	(26,702)	7,812	—	—
Total common stocks						544,072
Short-term securities 5.98%
Money market investments 5.92%
Capital Group Central Cash Fund 4.92%[11]	3,698,287	2,437,693	3,156,664	215	224	2,979,755	62,751
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 4.92%[11,12]	163,858		133,38414			30,474	—	[15]
Total short-term securities						3,010,229
Total 7.06%				$(32,822)	$(29,942)	$3,554,301	$64,274

Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares[2,3]	5/26/2021	$69,742	$56,666	.11%
QuintoAndar, Ltd., Series E-1, preferred shares[2,3]	12/20/2021	23,284	14,909	.03
Getir BV, Series D, preferred shares[2,3]	5/27/2021	46,500	49,632	.10
Canva, Inc.[2,3]	8/26/2021-11/4/2021	18,022	10,267	.02
Canva, Inc., Series A, noncumulative preferred shares[2,3]	11/4/2021	1,577	898	.0016
Canva, Inc., Series A-3, noncumulative preferred shares[2,3]	11/4/2021	65	37	.0016
Canva, Inc., Series A-4, noncumulative preferred shares[2,3]	11/4/2021	5	3	.0016
Canva, Inc., Series A-5, noncumulative preferred shares[2,3]	11/4/2021	3	2	.0016
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	5,930	5,544	.01
Total		$165,128	$137,958	.27%

[1]	All or a portion of this security was on loan. The total value of all such securities was $297,852,000, which represented .59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $137,958,000, which represented .27% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $431,282,000, which represented .86% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 4/30/2023.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Affiliated issuer during the reporting period but no longer held at 4/30/2023.
[14]	Represents net activity. Refer to Note 5 for more information on securities lending.
[15]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[16]	Amount less than .01%.

14	New World Fund

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CNY = Chinese yuan

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

MXN = Mexican pesos

NOK = Norwegian kroner

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

New World Fund	15

Financial statements

Statement of assets and liabilities at April 30, 2023	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $297,852 of investment securities on loan):
Unaffiliated issuers (cost: $35,042,390)	$46,666,679
Affiliated issuers (cost: $3,591,688)	3,554,301	$50,220,980
Cash		24,643
Cash collateral pledged for futures contracts		4,727
Cash collateral pledged for forward currency contracts		760
Cash denominated in currencies other than U.S. dollars (cost: $58,508)		58,299
Unrealized appreciation on open forward currency contracts		74
Receivables for:
Sales of investments	186,903
Sales of fund’s shares	63,768
Dividends and interest	101,325
Securities lending income	209
Variation margin on futures contracts	916
Other	236	353,357
		50,662,840
Liabilities:
Collateral for securities on loan		59,201
Unrealized depreciation on open forward currency contracts		695
Payables for:
Purchases of investments	96,421
Repurchases of fund’s shares	33,906
Investment advisory services	21,082
Services provided by related parties	5,536
Directors’ deferred compensation	3,011
Variation margin on futures contracts	745
Non-U.S. taxes	115,760
Other	320	276,781
Net assets at April 30, 2023		$50,326,163

Net assets consist of:
Capital paid in on shares of capital stock		$39,570,127
Total distributable earnings		10,756,036
Net assets at April 30, 2023		$50,326,163

Refer to the notes to financial statements.

16	New World Fund

Financial statements (continued)

Statement of assets and liabilities at April 30, 2023 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,

$.01 par value (703,077 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$12,550,627	175,015		$71.71
Class C	342,884	5,017		68.34
Class T	13	—	*	71.59
Class F-1	961,285	13,498		71.22
Class F-2	16,041,971	224,283		71.53
Class F-3	7,124,486	99,257		71.78
Class 529-A	907,012	12,779		70.98
Class 529-C	24,595	359		68.45
Class 529-E	32,287	459		70.36
Class 529-T	15	—	*	71.58
Class 529-F-1	10	—	*	70.78
Class 529-F-2	122,180	1,706		71.63
Class 529-F-3	11	—	*	71.50
Class R-1	22,671	331		68.45
Class R-2	250,793	3,662		68.48
Class R-2E	33,137	471		70.39
Class R-3	459,944	6,526		70.48
Class R-4	729,726	10,244		71.24
Class R-5E	98,211	1,385		70.89
Class R-5	288,372	4,007		71.97
Class R-6	10,335,933	144,078		71.74

*	Amount less than one thousand.

Refer to the notes to financial statements.

New World Fund	17

Financial statements (continued)

Statement of operations for the six months ended April 30, 2023	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $25,559; also includes $64,274 from affiliates)	$444,120
Interest from unaffiliated issuers (net of non-U.S. taxes of $79)	49,958
Securities lending income (net of fees)	3,091	$497,169
Fees and expenses*:
Investment advisory services	122,556
Distribution services	21,772
Transfer agent services	22,369
Administrative services	7,138
529 plan services	316
Reports to shareholders	1,234
Registration statement and prospectus	913
Directors’ compensation	562
Auditing and legal	108
Custodian	4,651
State and local taxes	1
Other	433	182,053
Net investment income		315,116

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $26,642):
Unaffiliated issuers	(70,453)
Affiliated issuers	(32,822)
Futures contracts	2,989
Forward currency contracts	(3,698)
Currency transactions	(3,426)	(107,410)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $110,024):
Unaffiliated issuers	6,688,180
Affiliated issuers	(29,942)
Futures contracts	3,682
Forward currency contracts	(409)
Currency translations	3,242	6,664,753
Net realized loss and unrealized appreciation		6,557,343

Net increase in net assets resulting from operations		$6,872,459

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

18	New World Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$315,116	$586,896
Net realized loss	(107,410)	(623,477)
Net unrealized appreciation (depreciation)	6,664,753	(17,584,156)
Net increase (decrease) in net assets resulting from operations	6,872,459	(17,620,737)

Distributions paid to shareholders	(516,454)	(3,986,546)

Net capital share transactions	425,055	4,116,047

Total increase (decrease) in net assets	6,781,060	(17,491,236)

Net assets:
Beginning of period	43,545,103	61,036,339
End of period	$50,326,163	$43,545,103

*	Unaudited.

Refer to the notes to financial statements.

New World Fund	19

Notes to financial statements	unaudited

1. Organization

New World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term capital appreciation. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

20	New World Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

New World Fund	21

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$1,526,198	$5,937,352	—	*	$7,463,550
Health care	2,671,170	3,619,350	—		6,290,520
Information technology	3,548,728	2,710,847	10,267		6,269,842
Industrials	2,014,150	4,036,429	—		6,050,579
Consumer discretionary	1,611,194	3,900,583	—		5,511,777
Materials	2,657,424	1,343,433	—	*	4,000,857
Consumer staples	1,008,663	2,303,952	—	*	3,312,615
Communication services	1,657,683	1,386,885	—	*	3,044,568
Energy	654,970	1,274,480	—	*	1,929,450
Real estate	181,981	507,263	—		689,244
Utilities	148,372	511,991	—		660,363
Preferred securities	111,850	89,728	122,147		323,725
Rights & warrants	425	46,737	—		47,162
Bonds, notes & other debt instruments	—	1,584,232	3,540		1,587,772
Short-term securities	3,038,956	—	—		3,038,956
Total	$20,831,764	$29,253,262	$135,954		$50,220,980

Refer to the end of the tables for footnotes.

22	New World Fund

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,694	$—	$—	$5,694
Unrealized appreciation on open forward currency contracts	—	74	—	74
Liabilities:
Unrealized depreciation on futures contracts	(3,574)	—	—	(3,574)
Unrealized depreciation on open forward currency contracts	—	(695)	—	(695)
Total	$2,120	$(621)	$—	$1,499

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

New World Fund	23

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

24	New World Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2023, the total value of securities on loan was $297,852,000, and the total value of collateral received was $319,081,000. Collateral received includes cash of $59,201,000 and U.S. government securities of $259,880,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $417,866,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

New World Fund	25

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $41,049,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and forward currency contracts as of, or for the six months ended, April 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,694	Unrealized depreciation*	$3,574
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	74	Unrealized depreciation on open forward currency contracts	695
			$5,768		$4,269

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$2,989	Net unrealized appreciation on futures contracts	$3,682
Forward currency	Currency	Net realized loss on forward currency contracts	(3,698)	Net unrealized depreciation on forward currency contracts	(409)
			$(709)		$3,273

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts and forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

26	New World Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2023, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Morgan Stanley	$74	$—	$—	$—	$74
Total	$74	$—	$—	$—	$74
Liabilities:
Citibank	$24	$—	$—	$—	$24
JPMorgan Chase	671	—	—	(671)	—
Total	$695	$—	$—	$(671)	$24

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2023, the fund recognized $283,000 in reclaims (net of $403,000 in fees and the effect of realized gain or loss from currency translations) and $6,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$421,730
Capital loss carryforward*	(531,704)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

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As of April 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$14,315,742
Gross unrealized depreciation on investments	(2,890,459)
Net unrealized appreciation on investments	11,425,283
Cost of investments	38,797,196

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$104,575		$—		$104,575		$67,256		$1,003,916	$1,071,172
Class C	52		—		52		—		36,116	36,116
Class T	—	†	—		—	†	—	†	1	1
Class F-1	7,789		—		7,789		5,672		83,505	89,177
Class F-2	175,025		—		175,025		138,317		1,201,739	1,340,056
Class F-3	86,351		—		86,351		58,933		444,558	503,491
Class 529-A	7,437		—		7,437		4,657		71,737	76,394
Class 529-C	—		—		—		—		2,698	2,698
Class 529-E	199		—		199		76		2,728	2,804
Class 529-T	—	†	—		—	†	—	†	1	1
Class 529-F-1	—	†	—		—	†	—	†	1	1
Class 529-F-2	1,318		—		1,318		880		8,276	9,156
Class 529-F-3	—	†	—		—	†	—	†	1	1
Class R-1	54		—		54		—		1,783	1,783
Class R-2	443		—		443		—		20,875	20,875
Class R-2E	145		—		145		—		2,477	2,477
Class R-3	2,737		—		2,737		744		38,333	39,077
Class R-4	6,910		—		6,910		3,898		54,965	58,863
Class R-5E	948		—		948		687		6,152	6,839
Class R-5	3,412		—		3,412		2,719		21,969	24,688
Class R-6	119,059		—		119,059		81,958		618,918	700,876
Total	$516,454		$—	†	$516,454		$365,797		$3,620,749	$3,986,546

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.474% on such assets in excess of $55 billion. For the six months ended April 30, 2023, the investment advisory services fees were $122,556,000, which were equivalent to an annualized rate of 0.515% of average daily net assets.

28	New World Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2023, the 529 plan services fees were $316,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

New World Fund	29

For the six months ended April 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$14,601		$10,951		$1,817		Not applicable
Class C	1,728		316		52		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	1,132		624		138		Not applicable
Class F-2	Not applicable		8,206		2,271		Not applicable
Class F-3	Not applicable		63		1,011		Not applicable
Class 529-A	985		730		131		$264
Class 529-C	126		21		4		8
Class 529-E	78		12		5		9
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*
Class 529-F-2	Not applicable		26		17		35
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	109		12		3		Not applicable
Class R-2	909		430		36		Not applicable
Class R-2E	92		32		5		Not applicable
Class R-3	1,103		343		67		Not applicable
Class R-4	909		374		109		Not applicable
Class R-5E	Not applicable		67		13		Not applicable
Class R-5	Not applicable		74		42		Not applicable
Class R-6	Not applicable		88		1,417		Not applicable
Total class-specific expenses	$21,772		$22,369		$7,138		$316

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $562,000 in the fund’s statement of operations reflects $151,000 in current fees (either paid in cash or deferred) and a net increase of $411,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $63,704,000 and $173,086,000, respectively, which generated $10,742,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2023.

30	New World Fund

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended April 30, 2023.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$338,441	4,898	$102,574		1,538		$(836,860)	(12,278)	$(395,845)	(5,842)
Class C	16,930	258	52		1		(58,734)	(896)	(41,752)	(637)
Class T	—	—	—		—		—	—	—	—
Class F-1	85,076	1,249	7,654		116		(109,876)	(1,620)	(17,146)	(255)
Class F-2	1,937,396	28,147	170,371		2,565		(2,427,517)	(36,153)	(319,750)	(5,441)
Class F-3	1,324,552	19,855	84,079		1,262		(838,016)	(12,229)	570,615	8,888
Class 529-A	33,632	493	7,435		112		(59,192)	(868)	(18,125)	(263)
Class 529-C	2,136	32	—		—		(6,087)	(93)	(3,951)	(61)
Class 529-E	1,132	17	199		3		(1,974)	(29)	(643)	(9)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	11,321	165	1,318		20		(9,000)	(132)	3,639	53
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,490	22	53		1		(2,335)	(35)	(792)	(12)
Class R-2	25,693	389	443		7		(33,282)	(506)	(7,146)	(110)
Class R-2E	4,547	67	145		2		(3,848)	(57)	844	12
Class R-3	41,053	604	2,720		41		(61,972)	(915)	(18,199)	(270)
Class R-4	64,029	933	6,909		105		(112,608)	(1,634)	(41,670)	(596)
Class R-5E	18,796	278	948		14		(6,715)	(99)	13,029	193
Class R-5	31,085	450	3,398		51		(33,069)	(475)	1,414	26
Class R-6	1,128,224	16,322	118,331		1,776		(546,022)	(7,956)	700,533	10,142
Total net increase (decrease)	$5,065,533	74,179	$506,629		7,614		$(5,147,107)	(75,975)	$425,055	5,818

Refer to the end of the table for footnotes.

New World Fund	31

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$842,892	11,128	$1,054,056	12,547		$(1,799,525)	(24,339)	$97,423	(664)
Class C	38,304	531	35,947	448		(142,395)	(2,003)	(68,144)	(1,024)
Class T	—	—	—	—		—	—	—	—
Class F-1	184,331	2,473	87,713	1,052		(367,084)	(4,970)	(95,040)	(1,445)
Class F-2	5,277,694	71,565	1,304,036	15,576		(5,251,724)	(72,899)	1,330,006	14,242
Class F-3	2,129,959	28,642	494,184	5,884		(1,715,171)	(23,483)	908,972	11,043
Class 529-A	75,105	1,003	76,376	918		(134,967)	(1,832)	16,514	89
Class 529-C	4,951	69	2,698	34		(14,282)	(196)	(6,633)	(93)
Class 529-E	2,050	28	2,803	33		(6,404)	(88)	(1,551)	(27)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	22,029	291	9,156	109		(16,241)	(218)	14,944	182
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	5,938	85	1,774	22		(6,367)	(88)	1,345	19
Class R-2	47,339	675	20,870	260		(69,099)	(960)	(890)	(25)
Class R-2E	8,234	113	2,477	30		(10,280)	(140)	431	3
Class R-3	96,555	1,328	38,922	471		(147,504)	(1,984)	(12,027)	(185)
Class R-4	198,108	2,711	58,857	705		(246,999)	(3,179)	9,966	237
Class R-5E	30,017	406	6,838	82		(28,517)	(394)	8,338	94
Class R-5	80,402	1,062	24,578	292		(101,599)	(1,374)	3,381	(20)
Class R-6	2,419,895	32,326	692,802	8,253		(1,203,688)	(16,315)	1,909,009	24,264
Total net increase (decrease)	$11,463,803	154,436	$3,914,090	46,716		$(11,261,846)	(154,462)	$4,116,047	46,690

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,927,411,000 and $6,116,589,000, respectively, during the six months ended April 30, 2023.

32	New World Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2023[5,6]	$62.50	$.37	$9.43	$9.80	$(.59)	$—	$(.59)	$71.71	15.75%[7]	$12,551		1.00%[8]		1.00%[8]		1.08%[8]
10/31/2022	93.89	.69	(26.15)	(25.46)	(.37)	(5.56)	(5.93)	62.50	(28.73)	11,303		.96		.96		.93
10/31/2021	73.88	.38	19.72	20.10	(.09)	—	(.09)	93.89	27.20	17,043		.96		.96		.42
10/31/2020	69.13	.27	7.06	7.33	(.74)	(1.84)	(2.58)	73.88	10.78	13,341		1.00		1.00		.40
10/31/2019	59.37	.69	10.36	11.05	(.58)	(.71)	(1.29)	69.13	19.15	12,964		1.02		1.02		1.07
10/31/2018	66.29	.66	(6.31)	(5.65)	(.63)	(.64)	(1.27)	59.37	(8.73)	11,410		.99		.99		1.00
Class C:
4/30/2023[5,6]	59.27	.10	8.98	9.08	(.01)	—	(.01)	68.34	15.32 [7]	343		1.75	[8]	1.75	[8]	.32	[8]
10/31/2022	89.61	.11	(24.89)	(24.78)	—	(5.56)	(5.56)	59.27	(29.28)	335		1.72		1.72		.15
10/31/2021	70.96	(.29)	18.94	18.65	—	—	—	89.61	26.26	598		1.70		1.70		(.33)
10/31/2020	66.46	(.22)	6.75	6.53	(.19)	(1.84)	(2.03)	70.96	9.98	533		1.74		1.74		(.33)
10/31/2019	57.02	.19	10.02	10.21	(.06)	(.71)	(.77)	66.46	18.21	701		1.79		1.79		.30
10/31/2018	63.75	.13	(6.07)	(5.94)	(.15)	(.64)	(.79)	57.02	(9.45)	713		1.79		1.79		.20
Class T:
4/30/2023[5,6]	62.49	.46	9.43	9.89	(.79)	—	(.79)	71.59	15.92 [7,9]	—	[10]	.72	[8,9]	.72	[8,9]	1.35	[8,9]
10/31/2022	93.87	.87	(26.11)	(25.24)	(.58)	(5.56)	(6.14)	62.49	(28.56)[9]	—	[10]	.71	[9]	.71	[9]	1.18	[9]
10/31/2021	73.86	.58	19.69	20.27	(.26)	—	(.26)	93.87	27.47 [9]	—	[10]	.74	[9]	.74	[9]	.63	[9]
10/31/2020	69.12	.43	7.05	7.48	(.90)	(1.84)	(2.74)	73.86	11.05 [9]	—	[10]	.76	[9]	.76	[9]	.62	[9]
10/31/2019	59.39	.82	10.35	11.17	(.73)	(.71)	(1.44)	69.12	19.39 [9]	—	[10]	.78	[9]	.78	[9]	1.28	[9]
10/31/2018	66.35	.78	(6.32)	(5.54)	(.78)	(.64)	(1.42)	59.39	(8.57)[9]	—	[10]	.79	[9]	.79	[9]	1.18	[9]
Class F-1:
4/30/2023[5,6]	62.05	.38	9.37	9.75	(.58)	—	(.58)	71.22	15.78 [7]	961		.96	[8]	.96	[8]	1.13	[8]
10/31/2022	93.27	.67	(25.95)	(25.28)	(.38)	(5.56)	(5.94)	62.05	(28.74)	854		.96		.96		.91
10/31/2021	73.39	.39	19.58	19.97	(.09)	—	(.09)	93.27	27.22	1,418		.95		.95		.43
10/31/2020	68.68	.29	7.01	7.30	(.75)	(1.84)	(2.59)	73.39	10.83	1,097		.98		.98		.43
10/31/2019	58.95	.69	10.30	10.99	(.55)	(.71)	(1.26)	68.68	19.16	1,177		1.00		1.00		1.09
10/31/2018	65.85	.65	(6.27)	(5.62)	(.64)	(.64)	(1.28)	58.95	(8.75)	1,017		1.00		1.00		.98
Class F-2:
4/30/2023[5,6]	62.44	.48	9.41	9.89	(.80)	—	(.80)	71.53	15.94 [7]	16,042		.69	[8]	.69	[8]	1.40	[8]
10/31/2022	93.83	.90	(26.09)	(25.19)	(.64)	(5.56)	(6.20)	62.44	(28.52)	14,343		.68		.68		1.22
10/31/2021	73.81	.65	19.68	20.33	(.31)	—	(.31)	93.83	27.55	20,219		.67		.67		.72
10/31/2020	69.06	.48	7.05	7.53	(.94)	(1.84)	(2.78)	73.81	11.14	14,085		.70		.70		.70
10/31/2019	59.35	.88	10.32	11.20	(.78)	(.71)	(1.49)	69.06	19.49	12,291		.72		.72		1.37
10/31/2018	66.27	.85	(6.32)	(5.47)	(.81)	(.64)	(1.45)	59.35	(8.49)	9,250		.72		.72		1.28
Class F-3:
4/30/2023[5,6]	62.70	.52	9.45	9.97	(.89)	—	(.89)	71.78	16.00 [7]	7,124		.58	[8]	.58	[8]	1.51	[8]
10/31/2022	94.20	.99	(26.19)	(25.20)	(.74)	(5.56)	(6.30)	62.70	(28.45)	5,666		.57		.57		1.34
10/31/2021	74.08	.76	19.74	20.50	(.38)	—	(.38)	94.20	27.70	7,473		.57		.57		.83
10/31/2020	69.30	.55	7.08	7.63	(1.01)	(1.84)	(2.85)	74.08	11.25	4,850		.60		.60		.81
10/31/2019	59.54	.96	10.34	11.30	(.83)	(.71)	(1.54)	69.30	19.62	4,351		.62		.62		1.48
10/31/2018	66.49	.91	(6.34)	(5.43)	(.88)	(.64)	(1.52)	59.54	(8.40)	3,022		.63		.63		1.38
Class 529-A:
4/30/2023[5,6]	61.86	.36	9.33	9.69	(.57)	—	(.57)	70.98	15.75 [7]	907		1.03	[8]	1.03	[8]	1.05	[8]
10/31/2022	93.01	.66	(25.89)	(25.23)	(.36)	(5.56)	(5.92)	61.86	(28.76)	807		.99		.99		.90
10/31/2021	73.19	.36	19.54	19.90	(.08)	—	(.08)	93.01	27.17	1,205		.97		.97		.40
10/31/2020	68.50	.25	6.99	7.24	(.71)	(1.84)	(2.55)	73.19	10.77	971		1.02		1.02		.37
10/31/2019	58.83	.65	10.28	10.93	(.55)	(.71)	(1.26)	68.50	19.08	884		1.06		1.06		1.03
10/31/2018	65.72	.62	(6.26)	(5.64)	(.61)	(.64)	(1.25)	58.83	(8.78)	788		1.05		1.05		.95

Refer to the end of the table for footnotes.

New World Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2023[5,6]	$59.37	$.09	$8.99	$9.08	$—	$—	$—	$68.45	15.30%[7]	$25		1.81%[8]		1.81%[8]		.26%[8]
10/31/2022	89.80	.07	(24.94)	(24.87)	—	(5.56)	(5.56)	59.37	(29.31)	25		1.77		1.77		.09
10/31/2021	71.13	(.33)	19.00	18.67	—	—	—	89.80	26.23	46		1.73		1.73		(.38)
10/31/2020	66.62	(.21)	6.73	6.52	(.17)	(1.84)	(2.01)	71.13	9.93	47		1.78		1.78		(.32)
10/31/2019	57.14	.16	10.06	10.22	(.03)	(.71)	(.74)	66.62	18.18	117		1.82		1.82		.27
10/31/2018	63.76	.09	(6.07)	(5.98)	—	(.64)	(.64)	57.14	(9.49)	117		1.83		1.83		.14
Class 529-E:
4/30/2023[5,6]	61.25	.29	9.25	9.54	(.43)	—	(.43)	70.36	15.63 [7]	32		1.22	[8]	1.22	[8]	.87	[8]
10/31/2022	92.11	.51	(25.66)	(25.15)	(.15)	(5.56)	(5.71)	61.25	(28.90)	29		1.19		1.19		.70
10/31/2021	72.57	.17	19.37	19.54	—	—	—	92.11	26.93	45		1.18		1.18		.19
10/31/2020	67.94	.13	6.92	7.05	(.58)	(1.84)	(2.42)	72.57	10.55	38		1.22		1.22		.19
10/31/2019	58.32	.53	10.21	10.74	(.41)	(.71)	(1.12)	67.94	18.86	38		1.26		1.26		.83
10/31/2018	65.17	.48	(6.21)	(5.73)	(.48)	(.64)	(1.12)	58.32	(8.98)	35		1.26		1.26		.73
Class 529-T:
4/30/2023[5,6]	62.47	.45	9.41	9.86	(.75)	—	(.75)	71.58	15.89 [7,9]	—	[10]	.76	[8,9]	.76	[8,9]	1.32	[8,9]
10/31/2022	93.83	.84	(26.10)	(25.26)	(.54)	(5.56)	(6.10)	62.47	(28.58)[9]	—	[10]	.75	[9]	.75	[9]	1.14	[9]
10/31/2021	73.84	.53	19.69	20.22	(.23)	—	(.23)	93.83	27.43 [9]	—	[10]	.78	[9]	.78	[9]	.59	[9]
10/31/2020	69.10	.40	7.06	7.46	(.88)	(1.84)	(2.72)	73.84	11.00 [9]	—	[10]	.79	[9]	.79	[9]	.59	[9]
10/31/2019	59.37	.79	10.35	11.14	(.70)	(.71)	(1.41)	69.10	19.34 [9]	—	[10]	.82	[9]	.82	[9]	1.24	[9]
10/31/2018	66.33	.75	(6.30)	(5.55)	(.77)	(.64)	(1.41)	59.37	(8.60)[9]	—	[10]	.83	[9]	.83	[9]	1.14	[9]
Class 529-F-1:
4/30/2023[5,6]	61.77	.43	9.32	9.75	(.74)	—	(.74)	70.78	15.87 [7,9]	—	[10]	.78	[8,9]	.78	[8,9]	1.28	[8,9]
10/31/2022	92.91	.81	(25.82)	(25.01)	(.57)	(5.56)	(6.13)	61.77	(28.60)[9]	—	[10]	.78	[9]	.78	[9]	1.11	[9]
10/31/2021	73.20	.55	19.53	20.08	(.37)	—	(.37)	92.91	27.44 [9]	—	[10]	.75	[9]	.75	[9]	.60	[9]
10/31/2020	68.51	.41	6.98	7.39	(.86)	(1.84)	(2.70)	73.20	11.01 [9]	—	[10]	.80	[9]	.80	[9]	.60	[9]
10/31/2019	58.90	.80	10.25	11.05	(.73)	(.71)	(1.44)	68.51	19.36	86		.84		.84		1.25
10/31/2018	65.78	.76	(6.26)	(5.50)	(.74)	(.64)	(1.38)	58.90	(8.58)	73		.83		.83		1.15
Class 529-F-2:
4/30/2023[5,6]	62.53	.48	9.42	9.90	(.80)	—	(.80)	71.63	15.93 [7]	122		.68	[8]	.68	[8]	1.41	[8]
10/31/2022	93.92	.90	(26.14)	(25.24)	(.59)	(5.56)	(6.15)	62.53	(28.54)	103		.69		.69		1.21
10/31/2021	73.88	.59	19.69	20.28	(.24)	—	(.24)	93.92	27.48	138		.74		.74		.65
10/31/2020[5,11]	73.88	—	—	—	—	—	—	73.88	—	97		—		—		—
Class 529-F-3:
4/30/2023[5,6]	62.44	.48	9.42	9.90	(.84)	—	(.84)	71.50	15.95 [7]	—	[10]	.65	[8]	.65	[8]	1.42	[8]
10/31/2022	93.84	.92	(26.08)	(25.16)	(.68)	(5.56)	(6.24)	62.44	(28.50)	—	[10]	.64		.64		1.25
10/31/2021	73.88	.67	19.68	20.35	(.39)	—	(.39)	93.84	27.58	—	[10]	.67		.62		.73
10/31/2020[5,11]	73.88	—	—	—	—	—	—	73.88	—	—	[10]	—		—		—
Class R-1:
4/30/2023[5,6]	59.48	.13	9.00	9.13	(.16)	—	(.16)	68.45	15.38 [7]	23		1.67	[8]	1.67	[8]	.41	[8]
10/31/2022	89.83	.19	(24.98)	(24.79)	—	(5.56)	(5.56)	59.48	(29.21)	21		1.63		1.63		.26
10/31/2021	71.14	(.28)	18.97	18.69	—	—	—	89.83	26.26	29		1.70		1.70		(.32)
10/31/2020	66.65	(.24)	6.78	6.54	(.21)	(1.84)	(2.05)	71.14	9.96	24		1.77		1.77		(.37)
10/31/2019	57.18	.19	10.05	10.24	(.06)	(.71)	(.77)	66.65	18.23	29		1.78		1.78		.31
10/31/2018	63.93	.14	(6.08)	(5.94)	(.17)	(.64)	(.81)	57.18	(9.44)	28		1.77		1.77		.22

Refer to the end of the table for footnotes.

34	New World Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2023[5,6]	$59.47	$.13		$9.00	$9.13	$(.12)	$—	$(.12)	$68.48	15.36%[7]	$251	1.68%[8]		1.68%[8]		.40%[8]
10/31/2022	89.85	.15		(24.97)	(24.82)	—	(5.56)	(5.56)	59.47	(29.24)	224	1.67		1.67		.21
10/31/2021	71.13	(.26)		18.98	18.72	—	—	—	89.85	26.30	341	1.66		1.66		(.29)
10/31/2020	66.67	(.20)		6.78	6.58	(.28)	(1.84)	(2.12)	71.13	10.03	293	1.70		1.70		(.30)
10/31/2019	57.19	.23		10.06	10.29	(.10)	(.71)	(.81)	66.67	18.32	303	1.72		1.72		.37
10/31/2018	63.96	.17		(6.09)	(5.92)	(.21)	(.64)	(.85)	57.19	(9.41)	283	1.72		1.72		.27
Class R-2E:
4/30/2023[5,6]	61.22	.24		9.24	9.48	(.31)	—	(.31)	70.39	15.53 [7]	33	1.39	[8]	1.39	[8]	.71	[8]
10/31/2022	92.06	.37		(25.65)	(25.28)	—	(5.56)	(5.56)	61.22	(29.03)	28	1.38		1.38		.51
10/31/2021	72.67	—	[12]	19.39	19.39	—	—	—	92.06	26.67	42	1.37		1.37		—	[13]
10/31/2020	68.10	—	[12]	6.92	6.92	(.51)	(1.84)	(2.35)	72.67	10.34	35	1.41		1.41		(.01)
10/31/2019	58.48	.42		10.24	10.66	(.33)	(.71)	(1.04)	68.10	18.66	33	1.43		1.43		.66
10/31/2018	65.48	.37		(6.22)	(5.85)	(.51)	(.64)	(1.15)	58.48	(9.13)	25	1.43		1.43		.57
Class R-3:
4/30/2023[5,6]	61.34	.29		9.26	9.55	(.41)	—	(.41)	70.48	15.64 [7]	460	1.23	[8]	1.23	[8]	.86	[8]
10/31/2022	92.20	.48		(25.67)	(25.19)	(.11)	(5.56)	(5.67)	61.34	(28.92)	417	1.22		1.22		.66
10/31/2021	72.67	.13		19.40	19.53	—	—	—	92.20	26.86	644	1.22		1.22		.15
10/31/2020	68.03	.10		6.93	7.03	(.55)	(1.84)	(2.39)	72.67	10.51	563	1.26		1.26		.14
10/31/2019	58.39	.52		10.21	10.73	(.38)	(.71)	(1.09)	68.03	18.83	607	1.28		1.28		.82
10/31/2018	65.26	.47		(6.21)	(5.74)	(.49)	(.64)	(1.13)	58.39	(8.99)	585	1.28		1.28		.71
Class R-4:
4/30/2023[5,6]	62.11	.39		9.38	9.77	(.64)	—	(.64)	71.24	15.80 [7]	730	.93	[8]	.93	[8]	1.15	[8]
10/31/2022	93.33	.72		(25.99)	(25.27)	(.39)	(5.56)	(5.95)	62.11	(28.70)	673	.92		.92		.98
10/31/2021	73.44	.42		19.59	20.01	(.12)	—	(.12)	93.33	27.26	989	.92		.92		.46
10/31/2020	68.72	.31		7.01	7.32	(.76)	(1.84)	(2.60)	73.44	10.87	759	.94		.94		.46
10/31/2019	59.03	.72		10.29	11.01	(.61)	(.71)	(1.32)	68.72	19.20	836	.97		.97		1.12
10/31/2018	65.95	.68		(6.28)	(5.60)	(.68)	(.64)	(1.32)	59.03	(8.70)	730	.97		.97		1.02
Class R-5E:
4/30/2023[5,6]	61.88	.46		9.33	9.79	(.78)	—	(.78)	70.89	15.91 [7]	98	.73	[8]	.73	[8]	1.38	[8]
10/31/2022	93.07	.85		(25.86)	(25.01)	(.62)	(5.56)	(6.18)	61.88	(28.57)	74	.72		.72		1.16
10/31/2021	73.23	.63		19.50	20.13	(.29)	—	(.29)	93.07	27.52	102	.71		.71		.70
10/31/2020	68.56	.44		7.01	7.45	(.94)	(1.84)	(2.78)	73.23	11.08	57	.74		.74		.66
10/31/2019	58.94	.86		10.25	11.11	(.78)	(.71)	(1.49)	68.56	19.46	38	.76		.76		1.34
10/31/2018	65.92	.86		(6.32)	(5.46)	(.88)	(.64)	(1.52)	58.94	(8.53)	16	.77		.77		1.33
Class R-5:
4/30/2023[5,6]	62.85	.50		9.47	9.97	(.85)	—	(.85)	71.97	15.96 [7]	288	.63	[8]	.63	[8]	1.46	[8]
10/31/2022	94.40	.95		(26.25)	(25.30)	(.69)	(5.56)	(6.25)	62.85	(28.48)	250	.62		.62		1.28
10/31/2021	74.24	.70		19.81	20.51	(.35)	—	(.35)	94.40	27.64	378	.62		.62		.76
10/31/2020	69.43	.52		7.09	7.61	(.96)	(1.84)	(2.80)	74.24	11.20	304	.64		.64		.76
10/31/2019	59.67	.89		10.40	11.29	(.82)	(.71)	(1.53)	69.43	19.57	305	.67		.67		1.40
10/31/2018	66.60	.88		(6.35)	(5.47)	(.82)	(.64)	(1.46)	59.67	(8.45)	268	.67		.67		1.32
Class R-6:
4/30/2023[5,6]	62.67	.52		9.44	9.96	(.89)	—	(.89)	71.74	16.00 [7]	10,336	.58	[8]	.58	[8]	1.52	[8]
10/31/2022	94.15	.99		(26.17)	(25.18)	(.74)	(5.56)	(6.30)	62.67	(28.45)	8,393	.57		.57		1.34
10/31/2021	74.05	.73		19.75	20.48	(.38)	—	(.38)	94.15	27.70	10,326	.57		.57		.80
10/31/2020	69.27	.56		7.07	7.63	(1.01)	(1.84)	(2.85)	74.05	11.26	8,255	.59		.59		.82
10/31/2019	59.52	.95		10.35	11.30	(.84)	(.71)	(1.55)	69.27	19.62	7,010	.61		.61		1.48
10/31/2018	66.45	.92		(6.33)	(5.41)	(.88)	(.64)	(1.52)	59.52	(8.38)	5,095	.62		.62		1.39

Refer to the end of the table for footnotes.

New World Fund	35

Financial highlights (continued)

	Six months ended	Year ended October 31,
	April 30, 2023[5,6,7]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[14]	14%	39%	32%	40%	37%	36%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Amount less than $.01.
[13]	Amount less than .01%.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

36	New World Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

New World Fund	37

Expense example (continued)

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,157.47	$5.35	1.00%
Class A – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class C – actual return	1,000.00	1,153.24	9.34	1.75
Class C – assumed 5% return	1,000.00	1,016.12	8.75	1.75
Class T – actual return	1,000.00	1,159.19	3.85	.72
Class T – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class F-1 – actual return	1,000.00	1,157.82	5.14	.96
Class F-1 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class F-2 – actual return	1,000.00	1,159.36	3.69	.69
Class F-2 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-3 – actual return	1,000.00	1,160.04	3.11	.58
Class F-3 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 529-A – actual return	1,000.00	1,157.47	5.51	1.03
Class 529-A – assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 529-C – actual return	1,000.00	1,152.97	9.66	1.81
Class 529-C – assumed 5% return	1,000.00	1,015.82	9.05	1.81
Class 529-E – actual return	1,000.00	1,156.30	6.52	1.22
Class 529-E – assumed 5% return	1,000.00	1,018.74	6.11	1.22
Class 529-T – actual return	1,000.00	1,158.88	4.07	.76
Class 529-T – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class 529-F-1 – actual return	1,000.00	1,158.74	4.17	.78
Class 529-F-1 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 529-F-2 – actual return	1,000.00	1,159.33	3.64	.68
Class 529-F-2 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-F-3 – actual return	1,000.00	1,159.52	3.48	.65
Class 529-F-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-1 – actual return	1,000.00	1,153.82	8.92	1.67
Class R-1 – assumed 5% return	1,000.00	1,016.51	8.35	1.67
Class R-2 – actual return	1,000.00	1,153.61	8.97	1.68
Class R-2 – assumed 5% return	1,000.00	1,016.46	8.40	1.68
Class R-2E – actual return	1,000.00	1,155.31	7.43	1.39
Class R-2E – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-3 – actual return	1,000.00	1,156.37	6.58	1.23
Class R-3 – assumed 5% return	1,000.00	1,018.70	6.16	1.23
Class R-4 – actual return	1,000.00	1,158.01	4.98	.93
Class R-4 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-5E – actual return	1,000.00	1,159.05	3.91	.73
Class R-5E – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class R-5 – actual return	1,000.00	1,159.58	3.37	.63
Class R-5 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-6 – actual return	1,000.00	1,159.96	3.11	.58
Class R-6 – assumed 5% return	1,000.00	1,021.92	2.91	.58

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

38	New World Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

New World Fund	39

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	New World Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

New World Fund	41

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42	New World Fund

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New World Fund	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	New World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

New World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of New World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10-year and 20-year periods starting with the first 10-year or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.
Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 30, 2023